Schedule of Investments International Equity Portfolio^

(Unaudited) September 30, 2021

NUMBER OF SHARES		VALUE

Common Stocks 98.9%
Austria 1.7%
14,995	BAWAG Group AG	$948,983	*(a)
Belgium 1.5%
7,707	Azelis Group NV	242,825	*
6,562	KBC Group NV	591,922
		834,747
Canada 1.0%
24,363	Softchoice Corp.	568,201	(b)
China 3.2%
6,245	NXP Semiconductors NV	1,223,208
27,000	Shenzhou International Group Holdings Ltd.	573,034
		1,796,242
Finland 1.4%
63,211	Nordea Bank Abp	814,554	(b)
France 6.6%
2,282	Air Liquide SA	365,485
3,118	Arkema SA	411,161
20,735	Exclusive Networks SA	480,368	*
981	Kering SA	696,766
4,767	Pernod-Ricard SA	1,050,947
1,848	Teleperformance	726,882
		3,731,609
Germany 8.2%
2,157	adidas AG	677,851
9,395	Brenntag SE	872,745
2,249	Deutsche Boerse AG	364,937
7,040	Gerresheimer AG	688,840
788	SAP SE	106,560
6,619	SAP SE ADR	893,830
8,873	Scout24 AG	614,567	(a)
5,577	Stabilus SA	389,424
		4,608,754
Hong Kong 4.1%
46,600	AIA Group Ltd.	536,105
239,400	HKBN Ltd.	282,550
75,300	Techtronic Industries Co. Ltd.	1,488,044
		2,306,699
India 1.0%
24,619	Infosys Ltd. ADR	547,773
Ireland 6.2%
11,470	AerCap Holdings NV	663,081	*
25,135	CRH PLC	1,179,483
6,452	Kerry Group PLC Class A	866,946
14,352	Smurfit Kappa Group PLC	755,610
		3,465,120
Israel 1.0%
5,073	Check Point Software Technologies Ltd.	573,452	*
Italy 1.0%
29,524	Nexi SpA	550,554	*(a)
Japan 15.3%
14,600	Bridgestone Corp.	690,743
3,300	Daikin Industries Ltd.	719,526
2,800	Fujitsu Ltd.	505,989
4,900	Hoya Corp.	764,492
1,600	Nitori Holdings Co. Ltd.	315,315
11,300	Otsuka Corp.	581,078
62,700	Sanwa Holdings Corp.	815,150
26,700	SCSK Corp.	564,726
5,900	Sony Group Corp.	655,010
22,100	Subaru Corp.	408,402
29,100	TechnoPro Holdings, Inc.	875,138
14,200	Terumo Corp.	670,501
7,800	Tokio Marine Holdings, Inc.	418,119
35,500	Toyota Motor Corp.	632,517
		8,616,706
Netherlands 5.0%
661	ASML Holding NV	493,805
9,706	Heineken NV	1,013,062	(b)
2,266	Koninklijke DSM NV	453,145
18,540	Koninklijke Philips NV	823,675
		2,783,687
Norway 2.2%
200,736	Elopak ASA	619,998	*
54,713	Sbanken ASA	630,889	(a)
		1,250,887
Singapore 1.2%
29,543	DBS Group Holdings Ltd.	654,632
Sweden 2.9%
31,491	Assa Abloy AB Class B	913,447
8,393	Autoliv, Inc.	719,448
		1,632,895
Switzerland 9.5%
8,873	Julius Baer Group Ltd.	589,520
870	Lonza Group AG	652,595
7,854	Novartis AG	644,021
2,865	Roche Holding AG	1,045,638
153	SGS SA	445,358
19,769	SIG Combibloc Group AG	525,647	*
1,911	Sonova Holding AG	722,183
44,026	UBS Group AG	702,726
		5,327,688
United Kingdom 19.6%
28,103	Barratt Developments PLC	248,425
37,154	Bunzl PLC	1,225,877
41,456	Clinigen Group PLC	354,697
11,788	DCC PLC	982,717
18,379	Diageo PLC	889,819
38,381	Electrocomponents PLC	555,627
16,531	Fevertree Drinks PLC	518,758
88,371	Ibstock PLC	245,269	(a)
6,835	London Stock Exchange Group PLC	684,923
94,700	Petershill Partners PLC	446,596	*(a)(c)
44,913	Prudential PLC	871,555

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
35,462	RELX PLC	$1,020,818
16,947	Savills PLC	307,328
31,350	Smith & Nephew PLC	540,093
31,838	St. James's Place PLC	642,246
16,229	Unilever PLC	876,627
25,979	Weir Group PLC	586,436	*
		10,997,811
United States 6.3%
2,896	Aon PLC Class A	827,590
8,647	Ferguson PLC	1,200,393
12,878	QIAGEN NV	665,535	*
5,175	Schneider Electric SE	861,916
		3,555,434
Total Common Stocks (Cost $43,215,210)		55,566,428
Short-Term Investments 3.7%
Investment Companies 3.7%
949,744	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(d)	949,744	(e)
1,146,977	State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)	1,146,977	(f)
Total Short-Term Investments (Cost $2,096,721)		2,096,721
Total Investments 102.6% (Cost $45,311,931)		57,663,149
Liabilities Less Other Assets (2.6)%		(1,441,622)

Net Assets 100.0%		$56,221,527

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at September 30, 2021 amounted to $3,436,858, which represents 6.1% of net assets of the Fund.
(b)	The security or a portion of this security is on loan at September 30, 2021. Total value of all such securities at September 30, 2021 amounted to $1,095,093 for the Fund.
(c)	All or a portion of this security was purchased on a delayed delivery basis.
(d)	Represents 7-day effective yield as of September 30, 2021.
(e)	All or a portion of this security is segregated in connection with obligations for delayed delivery securities with a total value of $949,744.
(f)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Trading Companies & Distributors	$4,760,548	8.4%
Banks	3,640,980	6.4%
Health Care Equipment & Supplies	3,520,944	6.3%
Beverages	3,472,586	6.2%
Professional Services	3,068,196	5.5%
Capital Markets	2,984,352	5.3%
IT Services	2,750,120	4.9%
Insurance	2,653,369	4.7%
Machinery	2,463,904	4.4%
Building Products	2,448,123	4.4%
Life Sciences Tools & Services	2,361,667	4.2%
Textiles, Apparel & Luxury Goods	1,947,651	3.5%
Containers & Packaging	1,901,255	3.4%
Semiconductors & Semiconductor Equipment	1,717,013	3.1%
Pharmaceuticals	1,689,659	3.0%
Software	1,573,842	2.8%
Construction Materials	1,424,752	2.5%
Auto Components	1,410,191	2.5%
Chemicals	1,229,791	2.2%
Automobiles	1,040,919	1.9%
Industrial Conglomerates	982,717	1.7%
Household Durables	903,435	1.6%
Personal Products	876,627	1.6%
Food Products	866,946	1.5%
Electrical Equipment	861,916	1.5%
Interactive Media & Services	614,567	1.1%
Electronic Equipment, Instruments & Components	568,201	1.0%
Computers	480,368	0.9%
Investment Companies	446,596	0.8%
Specialty Retail	315,315	0.6%
Real Estate Management & Development	307,328	0.5%
Diversified Telecommunication Services	282,550	0.5%
Short-Term Investments and Other Assets-Net	655,099	1.1%
	$56,221,527	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks
Austria	$—	$948,983	$—	$948,983
Belgium	242,825	591,922	—	834,747
China	1,223,208	573,034	—	1,796,242
Finland	—	814,554	—	814,554
France	480,368	3,251,241	—	3,731,609
Germany	893,830	3,714,924	—	4,608,754
Hong Kong	—	2,306,699	—	2,306,699
Ireland	1,530,027	1,935,093	—	3,465,120
Italy	—	550,554	—	550,554
Japan	—	8,616,706	—	8,616,706
Netherlands	—	2,783,687	—	2,783,687
Singapore	—	654,632	—	654,632
Sweden	719,448	913,447	—	1,632,895
Switzerland	—	5,327,688	—	5,327,688
United Kingdom	1,320,051	9,677,760	—	10,997,811
United States	1,493,125	2,062,309	—	3,555,434
Other Common Stocks(a)	2,940,313	—	—	2,940,313
Total Common Stocks	10,843,195	44,723,233	—	55,566,428
Short-Term Investments	—	2,096,721	—	2,096,721
Total Investments	$10,843,195	$46,819,954	$—	$57,663,149

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^

(Unaudited) September 30, 2021

NUMBER OF SHARES		VALUE

Common Stocks 96.2%
Aerospace & Defense 1.9%
34,400	Axon Enterprise, Inc.	$6,020,688	*
50,300	HEICO Corp.	6,633,061
		12,653,749
Airlines 1.0%
32,500	Allegiant Travel Co.	6,353,100	*
Auto Components 0.9%
39,300	Aptiv PLC	5,854,521	*
Banks 5.6%
100,000	Citizens Financial Group, Inc.	4,698,000
75,000	Pinnacle Financial Partners, Inc.	7,056,000
43,000	Signature Bank	11,708,040
20,000	SVB Financial Group	12,937,600	*
		36,399,640
Biotechnology 4.4%
80,000	Exact Sciences Corp.	7,636,000	*
60,000	Fate Therapeutics, Inc.	3,556,200	*
102,800	Horizon Therapeutics PLC	11,260,712	*
37,500	Seagen, Inc.	6,367,500	*
		28,820,412
Building Products 0.5%
40,000	Fortune Brands Home & Security, Inc.	3,576,800
Capital Markets 0.5%
75,000	Carlyle Group, Inc.	3,546,000
Commercial Services & Supplies 3.2%
29,500	Cintas Corp.	11,229,470
75,000	Waste Connections, Inc.	9,444,750
		20,674,220
Diversified Consumer Services 0.7%
66,400	Chegg, Inc.	4,516,528	*
Electrical Equipment 3.2%
66,400	AMETEK, Inc.	8,234,264
30,000	Generac Holdings, Inc.	12,260,100	*
		20,494,364
Electronic Equipment, Instruments & Components 4.6%
68,800	Amphenol Corp. Class A	5,038,224
35,000	CDW Corp.	6,370,700
20,000	Teledyne Technologies, Inc.	8,591,600	*
19,700	Zebra Technologies Corp. Class A	10,153,774	*
		30,154,298
Entertainment 1.6%
228,944	Lions Gate Entertainment Corp. Class A	3,248,715	*
22,500	Roku, Inc.	7,050,375	*
		10,299,090
Food & Staples Retailing 1.3%
152,400	BJ's Wholesale Club Holdings, Inc.	8,369,808	*
Health Care Equipment & Supplies 7.0%
9,500	Align Technology, Inc.	6,321,585	*
14,000	IDEXX Laboratories, Inc.	8,706,600	*
34,400	Insulet Corp.	9,777,512	*
12,500	Masimo Corp.	3,383,875	*
35,000	Penumbra, Inc.	9,327,500	*
21,100	Teleflex, Inc.	7,945,205
		45,462,277
Health Care Technology 1.0%
22,500	Veeva Systems, Inc. Class A	6,483,825	*
Hotels, Restaurants & Leisure 4.7%
40,500	Caesars Entertainment, Inc.	4,547,340	*
4,900	Chipotle Mexican Grill, Inc.	8,905,848	*
50,000	Darden Restaurants, Inc.	7,573,500
110,000	DraftKings, Inc. Class A	5,297,600	*
25,000	Expedia Group, Inc.	4,097,500	*
		30,421,788
Household Products 0.8%
63,900	Church & Dwight Co., Inc.	5,276,223
Interactive Media & Services 2.4%
32,000	IAC/InterActiveCorp.	4,169,280	*
25,000	Match Group, Inc.	3,924,750	*
150,000	Pinterest, Inc. Class A	7,642,500	*
		15,736,530
IT Services 7.1%
55,000	Cloudflare, Inc. Class A	6,195,750	*
16,500	EPAM Systems, Inc.	9,412,920	*
20,000	MongoDB, Inc.	9,430,200	*
35,000	Okta, Inc.	8,306,900	*
17,500	Twilio, Inc. Class A	5,583,375	*
40,000	WEX, Inc.	7,045,600	*
		45,974,745
Leisure Products 0.8%
45,000	Polaris, Inc.	5,384,700
Life Sciences Tools & Services 4.8%
180,000	Adaptive Biotechnologies Corp.	6,118,200	*
275,000	Avantor, Inc.	11,247,500	*
13,006	Bio-Rad Laboratories, Inc. Class A	9,701,826	*
16,000	IQVIA Holdings, Inc.	3,832,640	*
		30,900,166
Machinery 1.3%
39,300	IDEX Corp.	8,133,135
Multiline Retail 0.4%
45,000	Ollie's Bargain Outlet Holdings, Inc.	2,712,600	*(a)
Oil, Gas & Consumable Fuels 0.5%
100,000	Devon Energy Corp.	3,551,000
Pharmaceuticals 1.1%
54,100	Catalent, Inc.	7,199,087	*
Professional Services 1.5%
110,000	CoStar Group, Inc.	9,466,600	*
Road & Rail 1.4%
32,000	Old Dominion Freight Line, Inc.	9,151,360
Semiconductors & Semiconductor Equipment 9.4%
40,000	Enphase Energy, Inc.	5,998,800	*
80,000	Entegris, Inc.	10,072,000
22,500	KLA Corp.	7,526,475

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
65,000	Lattice Semiconductor Corp.	$4,202,250	*
125,000	Marvell Technology, Inc.	7,538,750
20,000	Monolithic Power Systems, Inc.	9,693,600
200,000	ON Semiconductor Corp.	9,154,000	*
65,000	Teradyne, Inc.	7,096,050
		61,281,925
Software 14.2%
47,500	Avalara, Inc.	8,301,575	*
36,000	Crowdstrike Holdings, Inc. Class A	8,848,080	*
38,000	Descartes Systems Group, Inc.	3,087,880	*
45,000	DocuSign, Inc.	11,584,350	*
16,000	HubSpot, Inc.	10,817,440	*
72,500	Manhattan Associates, Inc.	11,094,675	*
12,500	Palo Alto Networks, Inc.	5,987,500	*
35,000	Paylocity Holding Corp.	9,814,000	*
30,000	RingCentral, Inc. Class A	6,525,000	*
125,000	Trade Desk, Inc. Class A	8,787,500	*
27,500	Zscaler, Inc.	7,211,050	*
		92,059,050
Specialty Retail 6.5%
34,400	Best Buy Co., Inc.	3,636,424
30,000	Burlington Stores, Inc.	8,507,100	*
54,100	CarMax, Inc.	6,922,636	*
75,000	Dick's Sporting Goods, Inc.	8,982,750
30,000	Five Below, Inc.	5,304,300	*
14,800	O'Reilly Automotive, Inc.	9,043,688	*
		42,396,898
Trading Companies & Distributors 1.9%
34,400	United Rentals, Inc.	12,071,992	*
Total Common Stocks (Cost $397,849,746)		625,376,431
Short-Term Investments 4.0%
Investment Companies 4.0%
22,673,612	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(b)	22,673,612
2,969,670	State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b)	2,969,670	(c)
Total Short-Term Investments (Cost $25,643,282)		25,643,282
Total Investments 100.2% (Cost $423,493,028)		651,019,713
Liabilities Less Other Assets (0.2)%		(986,170)

Net Assets 100.0%		$650,033,543

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2021. Total value of all such securities at September 30, 2021 amounted to $2,712,299 for the Fund.
(b)	Represents 7-day effective yield as of September 30, 2021.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$625,376,431	$—	$—	$625,376,431
Short-Term Investments	—	25,643,282	—	25,643,282
Total Investments	$625,376,431	$25,643,282	$—	$651,019,713

(a)	The Schedule of Investments provides information on the industry or sector categorization.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^

(Unaudited) September 30, 2021

NUMBER OF SHARES		VALUE

Common Stocks 98.7%
Aerospace & Defense 3.0%
22,292	General Dynamics Corp.	$4,369,901
Auto Components 2.9%
28,280	Aptiv PLC	4,212,872	*
Banks 10.8%
67,842	BankUnited, Inc.	2,837,152
41,357	Comerica, Inc.	3,329,239
130,106	First Horizon Corp.	2,119,427
185,966	Huntington Bancshares, Inc.	2,875,034
14,666	M&T Bank Corp.	2,190,220
37,987	Truist Financial Corp.	2,227,938
		15,579,010
Beverages 2.4%
73,500	Molson Coors Brewing Co. Class B	3,408,930
Biotechnology 0.6%
16,736	Emergent BioSolutions, Inc.	837,972	*
Building Products 6.2%
19,160	Carlisle Cos, Inc.	3,808,816
22,610	Fortune Brands Home & Security, Inc.	2,021,786
46,723	Johnson Controls International PLC	3,180,902
		9,011,504
Chemicals 1.0%
17,019	Ashland Global Holdings, Inc.	1,516,733
Commercial Services & Supplies 2.3%
113,900	KAR Auction Services, Inc.	1,866,821	*
21,978	Stericycle, Inc.	1,493,845	*
		3,360,666
Communications Equipment 3.1%
42,100	Ciena Corp.	2,161,835	*
10,032	Motorola Solutions, Inc.	2,330,634
		4,492,469
Containers & Packaging 1.8%
46,172	Sealed Air Corp.	2,529,764
Electric Utilities 3.3%
59,100	Evergy, Inc.	3,676,020
32,100	OGE Energy Corp.	1,058,016
		4,734,036
Electronic Equipment, Instruments & Components 2.9%
14,819	CDW Corp.	2,697,354
13,988	II-VI, Inc.	830,328	*
9,070	Itron, Inc.	685,964	*
		4,213,646
Energy Equipment & Services 1.2%
69,965	Baker Hughes Co.	1,730,234
Entertainment 2.6%
283,750	Lions Gate Entertainment Corp. Class B	3,688,750	*
Equity Real Estate Investment Trusts 3.0%
65,379	Regency Centers Corp.	4,401,968
Food & Staples Retailing 1.4%
35,694	BJ's Wholesale Club Holdings, Inc.	1,960,314	*
Food Products 3.7%
56,300	Hain Celestial Group, Inc.	2,408,514	*
74,200	TreeHouse Foods, Inc.	2,959,096	*
		5,367,610
Health Care Equipment & Supplies 4.1%
22,637	Avanos Medical, Inc.	706,274	*
18,400	Cardiovascular Systems, Inc.	604,072	*
17,252	Haemonetics Corp.	1,217,819	*
22,893	Zimmer Biomet Holdings, Inc.	3,350,620
		5,878,785
Health Care Providers & Services 1.5%
7,600	McKesson Corp.	1,515,288
24,099	MEDNAX, Inc.	685,135	*
		2,200,423
Hotels, Restaurants & Leisure 6.2%
130,633	MGM Resorts International	5,636,814
60,884	Travel & Leisure Co.	3,320,004
		8,956,818
Independent Power and Renewable Electricity Producers 2.8%
118,404	AES Corp.	2,703,163
81,800	Vistra Corp.	1,398,780
		4,101,943
Insurance 1.0%
15,900	Globe Life, Inc.	1,415,577
IT Services 2.4%
10,900	Alliance Data Systems Corp.	1,099,701
351,300	Conduent, Inc.	2,315,067	*
		3,414,768
Metals & Mining 0.6%
41,490	Cleveland-Cliffs, Inc.	821,917	*
Mortgage Real Estate Investment Trusts 2.2%
131,628	Starwood Property Trust, Inc.	3,213,039
Multi-Utilities 2.1%
122,121	CenterPoint Energy, Inc.	3,004,177
Multiline Retail 1.5%
22,279	Dollar Tree, Inc.	2,132,546	*
Oil, Gas & Consumable Fuels 7.7%
66,694	Devon Energy Corp.	2,368,304
31,299	EOG Resources, Inc.	2,512,371
58,709	ONEOK, Inc.	3,404,535
16,400	Phillips 66	1,148,492
66,139	Williams Cos., Inc.	1,715,645
		11,149,347
Professional Services 1.8%
83,974	Dun & Bradstreet Holdings, Inc.	1,411,603	*
30,062	KBR, Inc.	1,184,443
		2,596,046
Semiconductors & Semiconductor Equipment 5.2%
17,295	CMC Materials, Inc.	2,131,263

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
13,954	NXP Semiconductors NV	$2,733,170
15,564	Skyworks Solutions, Inc.	2,564,636
		7,429,069
Software 1.5%
72,858	Dropbox, Inc. Class A	2,128,911	*
Specialty Retail 2.4%
431,400	Chico's FAS, Inc.	1,936,986	*
19,897	Children's Place, Inc.	1,497,448	*
		3,434,434
Trading Companies & Distributors 3.5%
86,400	AerCap Holdings NV	4,994,784	*
Total Common Stocks (Cost $107,065,954)		142,288,963
Short-Term Investments 0.7%
Investment Companies 0.7%
985,708	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(a) (Cost $985,708)	985,708
Total Investments 99.4% (Cost $108,051,662)		143,274,671
Other Assets Less Liabilities 0.6%		859,498

Net Assets 100.0%		$144,134,169

*	Non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2021.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$142,288,963	$—	$—	$142,288,963
Short-Term Investments	—	985,708	—	985,708
Total Investments	$142,288,963	$985,708	$—	$143,274,671

(a)	The Schedule of Investments provides information on the industry or sector categorization.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) September 30, 2021

PRINCIPAL AMOUNT		VALUE

U.S. Treasury Obligations 1.9%
$2,220,000	U.S. Treasury Note, 0.13%, due 4/30/2023 (Cost $2,218,677)	$2,217,052
Mortgage-Backed Securities 31.8%
Adjustable Mixed Balance 0.1%
111,346	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1M USD LIBOR + 1.13%), 1.21%, due 6/19/2034	117,002	(a)
Collateralized Mortgage Obligations 12.5%
357,100	Angel Oak Mortgage Trust, Ser. 2019-6, Class A1, 2.62%, due 11/25/2059	358,059	(b)(c)
1,035,503	Brass No. 10 PLC, Ser. 10A, Class A1, 0.67%, due 4/16/2069	1,035,929	(b)(c)
165,097	Connecticut Avenue Securities Trust, Ser. 2019-R02, Class 1M2, (1M USD LIBOR + 2.30%), 2.39%, due 8/25/2031	166,220	(a)(b)
	Fannie Mae Connecticut Avenue Securities
1,013,965	Ser. 2016-C02, Class 1M2, (1M USD LIBOR + 6.00%), 6.09%, due 9/25/2028	1,060,241	(a)
317,808	Ser. 2016-C03, Class 1M2, (1M USD LIBOR + 5.30%), 5.39%, due 10/25/2028	333,816	(a)
1,065,420	Ser. 2016-C04, Class 1M2, (1M USD LIBOR + 4.25%), 4.34%, due 1/25/2029	1,104,424	(a)
745,893	Ser. 2016-C06, Class 1M2, (1M USD LIBOR + 4.25%), 4.34%, due 4/25/2029	772,808	(a)
269,110	Ser. 2016-C07, Class 2M2, (1M USD LIBOR + 4.35%), 4.44%, due 5/25/2029	280,414	(a)
1,089,620	Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 3.09%, due 10/25/2029	1,119,843	(a)
894,974	Ser. 2017-C05, Class 1M2, (1M USD LIBOR + 2.20%), 2.29%, due 1/25/2030	914,572	(a)
923,132	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 2.34%, due 7/25/2030	935,196	(a)
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,141,284	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 3.34%, due 7/25/2029	1,177,986	(a)
670,000	Ser. 2017-DNA3, Class M2, (1M USD LIBOR + 2.50%), 2.59%, due 3/25/2030	687,143	(a)
1,076,966	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 2.44%, due 4/25/2030	1,099,184	(a)
264,744	Ser. 2019-DNA2, Class M2, (1M USD LIBOR + 2.45%), 2.54%, due 3/25/2049	268,717	(a)(b)
526,608	Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits, Ser. 2021-DNA1, Class M1, (SOFR30A + 0.65%), 0.70%, due 1/25/2051	526,608	(a)(b)
644,000	GCAT, Ser. 2021-NQM5, Class A1, 1.26%, due 7/25/2066	643,987	(b)(c)(d)
	GCAT Trust
343,621	Ser. 2019-NQM2, Class A1, 2.86%, due 9/25/2059	344,549	(b)(e)
421,069	Ser. 2019-NQM3, Class A1, 2.69%, due 11/25/2059	429,928	(b)(c)
118,680	Starwood Mortgage Residential Trust, Ser. 2019-INV1, Class A1, 2.61%, due 9/27/2049	120,024	(b)(c)
775,070	Verus Securitization Trust, Ser. 2021-3, Class A3, 1.44%, due 6/25/2066	774,189	(b)(c)
		14,153,837
Commercial Mortgage-Backed 17.7%
1,386,456	BANK, Ser. 2020-BN30, Class A1, 0.45%, due 12/15/2053	1,379,598
510,000	BB-UBS Trust, Ser. 2012-SHOW, Class A , 3.43%, due 11/5/2036	537,578	(b)
5,403,000	BBCMS Mortgage Trust, Ser. 2021-C11, Class XA, 1.39%, due 9/15/2054	563,606	(c)(f)
1,150,000	BX Commercial Mortgage Trust, Ser. 2021-VOLT, Class D, (1M USD LIBOR + 1.65%), 1.75%, due 9/15/2036	1,150,721	(a)(b)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$252,047	BX Commercial Mortgage Trust, Ser. 2018-IND, Class A, (1M USD LIBOR + 0.75%), 0.83%, due 11/15/2035	$252,200	(a)(b)
587,000	BX Trust, Ser. 2021-SDMF, Class E, (1M USD LIBOR + 1.59%), 1.69%, due 9/15/2023	585,175	(a)(b)
320,000	BXMT Ltd., Ser. 2020-FL2, Class A, (SOFR30A + 1.01%), 1.06%, due 2/15/2038	319,699	(a)(b)
340,640	CD Mortgage Trust, Ser. 2017-CD5, Class A1, 2.03%, due 8/15/2050	342,670
	Citigroup Commercial Mortgage Trust
240,048	Ser. 2012-GC8, Class AAB, 2.61%, due 9/10/2045	241,423
830,000	Ser. 2015-P1, Class A5, 3.72%, due 9/15/2048	905,873
293,515	Ser. 2016-P3, Class A2, 2.74%, due 4/15/2049	293,365
	Commercial Mortgage Trust
1,111,000	Ser. 2012-CR4, Class AM, 3.25%, due 10/15/2045	1,118,605
12,197,487	Ser. 2014-CR18, Class XA, 1.16%, due 7/15/2047	279,644	(c)(f)
	CSAIL Commercial Mortgage Trust
16,468,726	Ser. 2016-C5, Class XA, 1.09%, due 11/15/2048	530,275	(c)(f)
403,135	Ser. 2017-CX10, Class A1, 2.23%, due 11/15/2050	405,561
800,000	Eleven Madison Mortgage Trust, Ser. 2015-11MD, Class A, 3.67%, due 9/10/2035	863,729	(b)(c)
	Freddie Mac Multiclass Certificates
2,420,000	Ser. 2020-RR03, Class X1, 1.71%, due 7/27/2028	251,347	(f)
1,500,000	Ser. 2020-RR02, Class DX, 1.82%, due 9/27/2028	168,692	(c)(f)
1,535,000	Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	127,934	(c)(f)
26,707,215	Freddie Mac Multifamily Structured Pass Through Certificates, Ser. K737, Class X1, 0.75%, due 10/25/2026	744,862	(c)(f)
	GS Mortgage Securities Trust
520,000	Ser. 2019-BOCA, Class A, (1M USD LIBOR + 1.20%), 1.28%, due 6/15/2038	520,480	(a)(b)
915,000	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	919,103	(b)
95,000	Ser. 2012-GCJ7, Class B, 4.74%, due 5/10/2045	96,740
176,916,158	Ser. 2013-GC13, Class XA, 0.10%, due 7/10/2046	196,271	(c)(f)
1,000,000	Ser. 2014-GC22, Class A4, 3.59%, due 6/10/2047	1,046,280
18,345,731	Ser. 2015-GC30, Class XA, 0.88%, due 5/10/2050	437,118	(c)(f)
	JP Morgan Chase Commercial Mortgage Securities Trust
285,000	Ser. 2012-HSBC, Class B, 3.72%, due 7/5/2032	288,752	(b)
285,000	Ser. 2012-HSBC, Class C, 4.02%, due 7/5/2032	288,912	(b)
	JPMBB Commercial Mortgage Securities Trust
423,705	Ser. 2013-C12, Class ASB, 3.16%, due 7/15/2045	427,433
345,303	Ser. 2015-C29, Class ASB, 3.30%, due 5/15/2048	360,198
166,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C9, Class B, 3.71%, due 5/15/2046	171,009	(c)
172,423	Morgan Stanley Capital I Trust, Ser. 2012-C4, Class A4, 3.24%, due 3/15/2045	173,375
165,000	ONE Mortgage Trust, Ser. 2021-PARK, Class E, (1M USD LIBOR + 1.75%), 1.83%, due 3/15/2036	165,000	(a)(b)
377,306	UBS Commercial Mortgage Trust, Ser. 2018-C14, Class A1, 3.38%, due 12/15/2051	384,826
893,000	VNDO Mortgage Trust, Ser. 2012-6AVE, Class E, 3.45%, due 11/15/2030	907,918	(b)(c)
	Wells Fargo Commercial Mortgage Trust
293,780	Ser. 2012-LC5, Class A3, 2.92%, due 10/15/2045	297,777
674,693	Ser. 2020-C58, Class A1, 0.55%, due 7/15/2053	672,158
	WF-RBS Commercial Mortgage Trust
16,987,674	Ser. 2014-LC14, Class XA, 1.43%, due 3/15/2047	406,933	(c)(f)
1,130,000	Ser. 2014-C25, Class A5, 3.63%, due 11/15/2047	1,216,184
		20,039,024

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Fannie Mae 0.8%
$786,433	Pass-Through Certificates, 4.50%, due 5/1/2041 – 5/1/2044	$875,193
Freddie Mac 0.7%
	Pass-Through Certificates
312,460	3.50%, due 5/1/2026	333,423
404,666	4.50%, due 11/1/2039	452,255
		785,678
	Total Mortgage-Backed Securities (Cost $36,906,628)	35,970,734
Corporate Bonds 44.6%
Advertising 0.1%
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, due 6/15/2025	147,875	(b)
Aerospace & Defense 1.8%
1,400,000	Boeing Co., 2.20%, due 2/4/2026	1,410,321
410,000	Spirit AeroSystems, Inc., 7.50%, due 4/15/2025	434,087	(b)
230,000	TransDigm, Inc., 6.25%, due 3/15/2026	239,775	(b)
		2,084,183
Agriculture 0.5%
535,000	BAT Capital Corp., 2.26%, due 3/25/2028	531,000
Airlines 3.1%
1,160,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, due 4/20/2026	1,219,450	(b)
140,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	163,275	(b)
535,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	572,450	(b)
255,000	United Airlines, Inc., 4.38%, due 4/15/2026	261,694	(b)
	United Continental Holdings, Inc.
170,000	4.25%, due 10/1/2022	173,347
1,090,000	4.88%, due 1/15/2025	1,117,250	(g)
		3,507,466
Auto Manufacturers 2.0%
	General Motors Financial Co., Inc.
530,000	2.75%, due 6/20/2025	554,115
400,000	2.70%, due 8/20/2027	415,572
250,000	Jaguar Land Rover Automotive PLC, 7.75%, due 10/15/2025	269,863	(b)
	Volkswagen Group of America Finance LLC
610,000	0.88%, due 11/22/2023	613,059	(b)
370,000	3.35%, due 5/13/2025	395,571	(b)
		2,248,180
Auto Parts & Equipment 0.1%
60,000	Meritor, Inc., 6.25%, due 6/1/2025	63,072	(b)
Banks 7.9%
550,000	Banco Santander SA, 2.75%, due 5/28/2025	576,932
650,000	Bank of America Corp., Ser. L, 3.95%, due 4/21/2025	708,345
1,070,000	Citigroup, Inc., 3.35%, due 4/24/2025	1,136,501	(h)
1,895,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 1.60%), 1.72%, due 11/29/2023	1,950,012	(a)
700,000	JPMorgan Chase & Co., 2.30%, due 10/15/2025	726,049	(h)
1,065,000	Lloyds Banking Group PLC, 1.33%, due 6/15/2023	1,071,840	(h)
1,700,000	Morgan Stanley, 0.79%, due 5/30/2025	1,694,781	(h)
1,060,000	Wells Fargo & Co., 3.75%, due 1/24/2024	1,133,221
		8,997,681

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Chemicals 1.0%
$1,080,000	LYB International Finance III LLC, (3M USD LIBOR + 1.00%), 1.13%, due 10/1/2023	$1,080,629	(a)
Commercial Services 0.2%
240,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, due 4/15/2024	255,972	(b)
Distribution - Wholesale 0.3%
290,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	293,262	(b)
Diversified Financial Services 2.4%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
800,000	4.50%, due 9/15/2023	852,327
540,000	6.50%, due 7/15/2025	626,077
1,290,000	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	1,267,425	(b)(i)
		2,745,829
Electric 0.1%
150,000	Talen Energy Supply LLC, 10.50%, due 1/15/2026	82,500	(b)
Entertainment 0.9%
250,000	Cinemark USA, Inc., 8.75%, due 5/1/2025	268,125	(b)
215,000	Int'l Game Technology PLC, 4.13%, due 4/15/2026	223,465	(b)
260,000	Live Nation Entertainment, Inc., 4.88%, due 11/1/2024	262,904	(b)
230,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	244,950	(b)
		999,444
Food Service 0.2%
	Aramark Services, Inc.
150,000	5.00%, due 4/1/2025	153,517	(b)(g)
80,000	6.38%, due 5/1/2025	84,100	(b)
		237,617
Gas 1.4%
550,000	Atmos Energy Corp., (3M USD LIBOR + 0.38%), 0.50%, due 3/9/2023	550,075	(a)
1,035,000	CenterPoint Energy Resources Corp., (3M USD LIBOR + 0.50%), 0.62%, due 3/2/2023	1,035,165	(a)
		1,585,240
Housewares 0.2%
180,000	CD&R Smokey Buyer, Inc., 6.75%, due 7/15/2025	190,435	(b)
Leisure Time 1.3%
	Carnival Corp.
785,000	10.50%, due 2/1/2026	910,757	(b)
280,000	5.75%, due 3/1/2027	289,450	(b)
220,000	NCL Corp. Ltd., 12.25%, due 5/15/2024	259,600	(b)
		1,459,807
Lodging 0.2%
260,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	265,200	(b)
Machinery - Diversified 1.2%
1,385,000	Otis Worldwide Corp., (3M USD LIBOR + 0.45%), 0.59%, due 4/5/2023	1,385,141	(a)
Media 2.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital
430,000	4.91%, due 7/23/2025	483,589
535,000	2.25%, due 1/15/2029	534,579	(j)
343,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	355,005	(b)(g)
550,000	Fox Corp., 3.05%, due 4/7/2025	585,374

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$180,000	iHeartCommunications, Inc., 6.38%, due 5/1/2026	$189,927
310,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, due 9/15/2026	320,075	(b)
		2,468,549
Mining 0.3%
320,000	First Quantum Minerals Ltd., 7.50%, due 4/1/2025	328,266	(b)
Miscellaneous Manufacturer 1.9%
2,185,000	General Electric Capital Corp., (3M USD LIBOR + 1.00%), 1.12%, due 3/15/2023	2,208,907	(a)
Oil & Gas 1.3%
260,000	Apache Corp., 4.63%, due 11/15/2025	279,500
210,000	Occidental Petroleum Corp., 5.50%, due 12/1/2025	232,575
90,000	PDC Energy, Inc., 5.75%, due 5/15/2026	93,713
550,000	Petroleos Mexicanos, (3M USD LIBOR + 3.65%), 3.76%, due 3/11/2022	552,871	(a)
250,000	Range Resources Corp., 9.25%, due 2/1/2026	272,512
		1,431,171
Oil & Gas Services 0.1%
150,000	USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, due 4/1/2026	156,180
Pharmaceuticals 0.5%
370,000	Upjohn, Inc., 1.65%, due 6/22/2025	373,702	(b)
140,000	Valeant Pharmaceuticals Int’l, Inc., 5.50%, due 11/1/2025	142,100	(b)
		515,802
Pipelines 2.3%
365,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	394,656	(b)
130,000	EQM Midstream Partners L.P., 6.00%, due 7/1/2025	142,506	(b)
160,000	Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, due 10/1/2025	159,200
660,000	MPLX L.P., 4.88%, due 6/1/2025	737,566
	New Fortress Energy, Inc.
260,000	6.75%, due 9/15/2025	250,250	(b)
720,000	6.50%, due 9/30/2026	688,500	(b)
90,000	Rattler Midstream L.P., 5.63%, due 7/15/2025	93,717	(b)
140,000	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.50%, due 10/1/2025	151,550	(b)
		2,617,945
Real Estate 0.2%
215,000	Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, due 6/15/2025	229,609	(b)
Real Estate Investment Trusts 1.6%
	American Tower Corp.
645,000	1.60%, due 4/15/2026	647,634
805,000	1.45%, due 9/15/2026	801,257
115,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, due 6/15/2025	123,913	(b)
250,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	264,150	(b)
		1,836,954
Retail 1.0%
1,100,000	Lowe's Cos., Inc., 1.70%, due 9/15/2028	1,090,375	(g)
Semiconductors 0.7%
750,000	Broadcom, Inc., 3.15%, due 11/15/2025	801,587
Software 2.5%
540,000	Infor, Inc., 1.45%, due 7/15/2023	545,682	(b)
1,700,000	Oracle Corp., 1.65%, due 3/25/2026	1,724,154

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$530,000	VMware, Inc., 1.00%, due 8/15/2024	$531,770
		2,801,606
Telecommunications 5.1%
	AT&T, Inc.
1,370,000	1.70%, due 3/25/2026	1,386,960
550,000	1.65%, due 2/1/2028	545,595
1,400,000	Crown Castle Towers LLC, 3.66%, due 5/15/2025	1,472,117	(b)
200,000	Numericable-SFR SA, 7.38%, due 5/1/2026	207,520	(b)
550,000	T-Mobile USA, Inc., 3.50%, due 4/15/2025	592,519
	Verizon Communications, Inc.
1,025,000	1.45%, due 3/20/2026	1,034,235
550,000	2.63%, due 8/15/2026	581,740
		5,820,686
	Total Corporate Bonds (Cost $49,765,946)	50,468,170
Municipal Notes 1.3%
Illinois 1.3%
1,500,000	Chicago Midway Arpt. Rev. (Second Lien), Ser. 2014-C, (LOC: Barclays Bank PLC), 0.10%, due 1/1/2044 (Cost $1,500,000)	1,500,000	(k)
Asset-Backed Securities 10.1%
1,000,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	1,039,949	(b)
438,000	Aqua Finance Trust, Ser. 2021-A, Class A, 1.54%, due 7/17/2046	437,286	(b)(j)
500,000	Benefit Street Partners CLO XIX Ltd., Ser. 2019-19A, Class D, (3M USD LIBOR + 3.80%), 3.93%, due 1/15/2033	500,835	(a)(b)
1,072,819	Chase Auto Credit Linked Notes, Ser. 2021-3, Class B, 0.76%, due 2/26/2029	1,072,226	(b)
280,094	Consumer Loan Underlying Bond Club Certificate Issuer Trust I, Ser. 2019-HP1, Class A, 2.59%, due 12/15/2026	281,842	(b)
565,000	Fort Washington CLO Ltd., Ser. 2021-2A, Class A, (3M USD LIBOR + 1.22%), 1.34%, due 10/20/2034	564,962	(a)(b)
500,000	Milos CLO Ltd., Ser. 2017-1A, Class DR, (3M USD LIBOR + 2.75%), 2.88%, due 10/20/2030	497,589	(a)(b)
145,366	Marriott Vacations Worldwide Owners Trust LLC, Ser. 2021-1WA, Class B, 1.44%, due 1/22/2041	145,227	(b)
550,108	Navient Private Ed. Refi Loan Trust, Ser. 2021-EA, Class A, 0.97%, due 12/16/2069	548,126	(b)
500,000	OHA Loan Funding Ltd., Ser. 2016-1A, Class DR, (3M USD LIBOR + 3.00%), 3.13%, due 1/20/2033	499,995	(a)(b)
500,000	Palmer Square CLO Ltd., Ser. 2015-2A, Class CR2, (3M USD LIBOR + 2.75%), 2.88%, due 7/20/2030	499,501	(a)(b)
1,195,000	PFS Financing Corp., Ser. 2021-A, Class A, 0.71%, due 4/15/2026	1,192,435	(b)
	Sierra Timeshare Receivables Funding LLC
160,476	Ser. 2019-2A, Class A, 2.59%, due 5/20/2036	164,299	(b)
191,855	Ser. 2020-2A, Class C, 3.51%, due 7/20/2037	196,809	(b)
500,000	Signal Peak CLO LLC, Ser. 2015-1A, Class DR2, (3M USD LIBOR + 2.85%), 2.98%, due 4/20/2029	493,190	(a)(b)
537,452	SLM Student Loan Trust, Ser. 2013-2, Class A, (1M USD LIBOR + 0.45%), 0.54%, due 6/25/2043	534,360	(a)
199,025	SoFi Consumer Loan Program Trust, Ser. 2020-1, Class A, 2.02%, due 1/25/2029	200,267	(b)
531,331	SoFi Professional Loan Program Trust, Ser. 2021-A, Class AFX, 1.03%, due 8/17/2043	530,616	(b)
500,000	Symphony CLO XXII Ltd., Ser. 2020-22A, Class D, (3M USD LIBOR + 3.15%), 3.28%, due 4/18/2033	498,757	(a)(b)
500,000	TICP CLO VII Ltd., Ser. 2017-7A, Class DR, (3M USD LIBOR + 3.20%), 3.33%, due 4/15/2033	500,751	(a)(b)
500,000	TICP CLO XV Ltd., Ser. 2020-15A, Class D, (3M USD LIBOR + 3.15%), 3.28%, due 4/20/2033	500,990	(a)(b)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$500,000	TRESTLES CLO III Ltd., Ser. 2020-3A, Class D, (3M USD LIBOR + 3.25%), 3.38%, due 1/20/2033	$499,994	(a)(b)
	Total Asset-Backed Securities (Cost $11,418,625)	11,400,006

NUMBER OF SHARES

Exchange-Traded Funds 6.5%
267,245	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost $7,244,965)	7,319,841
Short-Term Investments 7.3%
Investment Companies 7.3%
6,207,456	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(l)	6,207,456	(m)
2,024,965	State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(l)	2,024,965	(n)
	Total Short-Term Investments (Cost $8,232,421)	8,232,421

	Total Investments 103.5% (Cost $117,287,262)	117,108,224

	Liabilities Less Other Assets (3.5)%	(3,912,421	)(o)

	Net Assets 100.0%	$113,195,803

(a)	Variable or floating rate security. The interest rate shown was the current rate as of September 30, 2021 and changes periodically.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At September 30, 2021, these securities amounted to $37,848,274, which represents 33.4% of net assets of the Fund.
(c)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.
(d)	Security fair valued as of September 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2021 amounted to $643,987, which represents 0.6% of net assets of the Fund.
(e)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of September 30, 2021.
(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(g)	The security or a portion of this security is on loan at September 30, 2021. Total value of all such securities at September 30, 2021 amounted to $1,981,386 for the Fund.
(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Payment-in-kind (PIK) security.
(j)	When-issued security. Total value of all such securities at September 30, 2021 amounted to $971,865, which represents 0.9% of net assets of the Fund.
(k)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at September 30, 2021.
(l)	Represents 7-day effective yield as of September 30, 2021.
(m)	All or a portion of this security is segregated in connection with obligations for when-issued securities and/or futures contracts with a total value of $6,207,456.
(n)	Represents investment of cash collateral received from securities lending.
(o)	Includes the impact of the Fund's open positions in derivatives at September 30, 2021.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$95,664,050	84.5%
Cayman Islands	6,150,498	5.4%
United Kingdom	2,908,632	2.6%
Ireland	1,478,404	1.3%
Germany	1,008,630	0.9%
Spain	576,932	0.5%
Mexico	552,871	0.5%
Zambia	328,266	0.3%
France	207,520	0.2%
Short-Term Investments and Other Liabilities-Net	4,320,000	3.8%
	$113,195,803	100.0%

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At September 30, 2021, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2021	259	U.S. Treasury Note, 2 Year	$56,994,164	$(31,062)
Total Long Positions			$56,994,164	$(31,062)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2021	140	U.S. Treasury Note, 5 Year	(17,183,906)	83,323
12/2021	23	U.S. Treasury Note, 10 Year	$(3,027,016)	$27,891
Total Short Positions			$(20,210,922)	$111,214
Total Futures				$80,152

At September 30, 2021, the Fund had $176,748 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$2,217,052	$—	$2,217,052
Mortgage-Backed Securities(a)	—	35,970,734	—	35,970,734
Corporate Bonds(a)	—	50,468,170	—	50,468,170
Municipal Notes(a)	—	1,500,000	—	1,500,000
Asset-Backed Securities	—	11,400,006	—	11,400,006
Exchange-Traded Funds	7,319,841	—	—	7,319,841
Short-Term Investments	—	8,232,421	—	8,232,421
Total Investments	$7,319,841	$109,788,383	$—	$117,108,224

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of September 30, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$111,214	$—	$—	$111,214
Liabilities	(31,062)	—	—	(31,062)
Total	$80,152	$—	$—	$80,152

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^

(Unaudited) September 30, 2021

NUMBER OF SHARES		VALUE

Common Stocks 98.6%
Auto Components 2.8%
138,014	Aptiv PLC	$20,559,946	*
Banks 3.3%
146,639	JPMorgan Chase & Co.	24,003,338
Capital Markets 3.0%
190,137	Intercontinental Exchange, Inc.	21,831,530
Communications Equipment 2.2%
47,314	Arista Networks, Inc.	16,258,983	*
Electrical Equipment 2.3%
416,432	Vestas Wind Systems A/S	16,706,443
Electronic Equipment, Instruments & Components 2.5%
35,385	Zebra Technologies Corp. Class A	18,238,137	*
Health Care Equipment & Supplies 7.7%
81,507	Becton, Dickinson & Co.	20,036,051
66,283	Danaher Corp.	20,179,196
125,449	Medtronic PLC	15,725,032
		55,940,279
Health Care Providers & Services 5.4%
134,888	AmerisourceBergen Corp.	16,112,372
116,578	Cigna Corp.	23,334,252
		39,446,624
Hotels, Restaurants & Leisure 4.2%
946,745	Compass Group PLC	19,362,046	*
100,430	Starbucks Corp.	11,078,433
		30,440,479
Household Products 2.2%
212,490	Colgate-Palmolive Co.	16,059,994
Insurance 3.0%
242,796	Progressive Corp.	21,946,331
Interactive Media & Services 5.3%
14,512	Alphabet, Inc. Class A	38,798,122	*
IT Services 10.8%
39,494	Accenture PLC Class A	12,634,920
260,848	Cognizant Technology Solutions Corp. Class A	19,357,530
103,459	Fiserv, Inc.	11,225,302	*
165,242	GoDaddy, Inc. Class A	11,517,367	*
69,422	MasterCard, Inc. Class A	24,136,641
		78,871,760
Machinery 3.6%
101,605	Otis Worldwide Corp.	8,360,060
101,691	Stanley Black & Decker, Inc.	17,827,449
		26,187,509
Materials 1.9%
49,953	Sherwin-Williams Co.	13,973,353
Media 5.3%
513,818	Comcast Corp. Class A	28,737,841
401,351	Discovery, Inc. Class A	10,186,288	*
		38,924,129
Multi-Utilities 2.2%
1,338,606	National Grid PLC	15,950,449
Personal Products 2.4%
327,795	Unilever PLC ADR	17,773,045
Pharmaceuticals 2.9%
57,659	Roche Holding AG	21,043,791
Professional Services 1.6%
132,924	CoStar Group, Inc.	11,439,439	*
Road & Rail 1.9%
454,764	CSX Corp.	13,524,681
Semiconductors & Semiconductor Equipment 4.8%
181,014	Texas Instruments, Inc.	34,792,701
Software 8.7%
18,284	ANSYS, Inc.	6,224,788	*
35,317	Intuit, Inc.	19,053,875
133,986	Microsoft Corp.	37,773,333
		63,051,996
Specialty Retail 3.3%
115,917	Advance Auto Parts, Inc.	24,213,902
Trading Companies & Distributors 5.3%
54,043	United Rentals, Inc.	18,965,310	*
49,216	W.W. Grainger, Inc.	19,344,841
		38,310,151
Total Common Stocks (Cost $418,716,021)		718,287,112

Short-Term Investments 1.4%

PRINCIPAL AMOUNT

Certificates of Deposit 0.0%(a)
$100,000	Self Help Credit Union, 0.10%, due 10/29/2021	100,000
100,000	Self Help Federal Credit Union, 0.10%, due 12/8/2021	100,000
		200,000

NUMBER OF SHARES

Investment Companies 1.4%
10,369,852	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(b)	10,369,852
Total Short-Term Investments (Cost $10,569,852)		10,569,852
Total Investments 100.0% (Cost $429,285,873)		728,856,964
Liabilities Less Other Assets (0.0)%(a)		(205,856)

Net Assets 100.0%		$728,651,108

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of September 30, 2021.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$627,451,338	86.1%
United Kingdom	53,085,540	7.3%
Switzerland	21,043,791	2.9%
Denmark	16,706,443	2.3%
Short-Term Investments and Other Liabilities-Net	10,363,996	1.4%
	$728,651,108	100.0%

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Electrical Equipment	$—	$16,706,443	$—	$16,706,443
Hotels, Restaurants & Leisure	11,078,433	19,362,046	—	30,440,479
Multi-Utilities	—	15,950,449	—	15,950,449
Pharmaceuticals	—	21,043,791	—	21,043,791
Other Common Stocks(a)	634,145,950	—	—	634,145,950
Total Common Stocks	645,224,383	73,062,729	—	718,287,112
Short-Term Investments	—	10,569,852	—	10,569,852
Total Investments	$645,224,383	$83,632,581	$—	$728,856,964

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

September 30, 2021

Notes to Schedule of Investments Advisers Management Trust

(Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Advisers Management Trust: International Equity Portfolio, Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Short Duration Bond Portfolio, and Sustainable Equity Portfolio (each individually a “Fund,” and collectively, the “Funds”), are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities and exchange-traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust

(Unaudited) (cont’d)

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost. (Level 2 inputs).

Investments in non-exchange traded investment companies with readily determinable fair value are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust

(Unaudited) (cont’d)

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Funds.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust

(Unaudited) (cont’d)

Legend

September 30, 2021 (Unaudited)

Benchmarks:

LIBOR = London Interbank Offered Rate

SOFR30A = 30 Day Average Secured Overnight Financing Rate

Currency Abbreviations:

USD = United States Dollar

Index Periods/Payment Frequencies:

1M = 1 Month

3M = 3 Months

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) September 30, 2021

Investments	Principal Amount ($)	Value ($)

U.S. GOVERNMENT AGENCY SECURITIES - 66.3%

Federal Agricultural Mortgage Corp.,
1.59%, 1/10/2024	2,800,000	2,877,015
2.62%, 2/26/2024(a)	1,200,000	1,263,541
FFCB,
1.60%, 1/21/2022	1,000,000	1,004,616
0.25%, 5/6/2022	1,000,000	1,001,085
FHLB,
2.13%, 6/10/2022	5,000,000	5,071,102
FHLMC,
2.38%, 1/13/2022(b)	5,000,000	5,032,700
0.13%, 7/25/2022	2,500,000	2,500,921
FNMA,
2.63%, 1/11/2022(a)	7,000,000	7,048,357
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $25,777,801)		25,799,337

U.S. TREASURY OBLIGATIONS - 21.1%

U.S. Treasury Notes,
2.38%, 3/15/2022	1,500,000	1,515,937
1.75%, 6/15/2022(a)	1,000,000	1,011,719
1.50%, 9/15/2022(a)	3,100,000	3,141,414
1.63%, 12/15/2022(a)	2,500,000	2,544,824
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,212,925)		8,213,894

Investments	No. of Rights	Value ($)
RIGHTS - 0.0%

Biotechnology - 0.0%
Tobira Therapeutics, Inc., CVR *(c)(d)	225	—
Media - 0.0%
Media General, Inc., CVR *(c)(d)	2,550	—
TOTAL RIGHTS (Cost $7,171)		—

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 15.3%

INVESTMENT COMPANIES - 15.3%
Invesco Government & Agency Portfolio, Institutional Class, 0.03% (e)	5,962,807	5,962,807
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 0.01% (b)(e)	1,591	1,591
TOTAL INVESTMENT COMPANIES (Cost $5,964,398)		5,964,398

Total Investments - 102.7% (Cost $39,962,295)		39,977,629
Liabilities Less Other Assets - (2.7%)(f)		(1,061,877)
Net Assets - 100.0%		38,915,752

*	Non-income producing security.
(a)	All or a portion of this security is pledged with the custodian for options written.
(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $5,034,291.
(c)	Security fair valued as of September 30, 2021, in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2021, amounted to $0, which represents 0.0% of net assets of the Fund.
(d)	Value determined using significant unobservable inputs.
(e)	Represents 7-day effective yield as of September 30, 2021.
(f)	Includes the impact of the Fund’s open positions in derivatives at September 30, 2021.

Abbreviations
CVR	Contingent Value Rights
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

See Notes to Schedule of Investments

1

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont’d)

Derivative Instruments

Written option contracts (“options written”)

At September 30, 2021, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
Russell 2000 Index	1	$(220,437)	$2,190	10/1/2021	$(780)
Russell 2000 Index	2	(440,874)	2,250	10/1/2021	(8,940)
Russell 2000 Index	1	(220,437)	2,290	10/1/2021	(8,360)
Russell 2000 Index	2	(440,874)	2,225	10/8/2021	(8,730)
Russell 2000 Index	5	(1,102,185)	2,250	10/8/2021	(29,200)
Russell 2000 Index	2	(440,874)	2,160	10/15/2021	(5,820)
Russell 2000 Index	1	(220,437)	2,220	10/15/2021	(5,165)
Russell 2000 Index	4	(881,748)	2,230	10/15/2021	(22,640)
Russell 2000 Index	1	(220,437)	2,160	10/22/2021	(3,940)
Russell 2000 Index	4	(881,748)	2,255	10/22/2021	(32,080)
Russell 2000 Index	1	(220,437)	2,260	10/22/2021	(8,310)
Russell 2000 Index	1	(220,437)	2,280	10/22/2021	(9,555)
Russell 2000 Index	1	(220,437)	2,210	10/29/2021	(4,530)
Russell 2000 Index	1	(220,437)	2,280	10/29/2021	(10,210)
S&P 500 Index	4	(1,723,016)	4,315	10/1/2021	(8,640)
S&P 500 Index	5	(2,153,770)	4,375	10/1/2021	(32,125)
S&P 500 Index	1	(430,754)	4,400	10/1/2021	(8,790)
S&P 500 Index	7	(3,015,278)	4,325	10/8/2021	(22,225)
S&P 500 Index	4	(1,723,016)	4,345	10/8/2021	(27,240)
S&P 500 Index	2	(861,508)	4,360	10/8/2021	(15,190)
S&P 500 Index	6	(2,584,524)	4,495	10/8/2021	(110,940)
S&P 500 Index	18	(7,753,572)	4,435	10/15/2021	(244,440)
S&P 500 Index	1	(430,754)	4,455	10/15/2021	(15,170)
S&P 500 Index	8	(3,446,032)	4,315	10/22/2021	(68,560)
S&P 500 Index	5	(2,153,770)	4,375	10/22/2021	(55,250)
S&P 500 Index	2	(861,508)	4,400	10/22/2021	(24,670)
S&P 500 Index	1	(430,754)	4,435	10/22/2021	(14,450)
S&P 500 Index	2	(861,508)	4,450	10/22/2021	(30,970)
S&P 500 Index	1	(430,754)	4,460	10/22/2021	(16,225)
S&P 500 Index	1	(430,754)	4,325	10/29/2021	(7,405)
S&P 500 Index	1	(430,754)	4,345	10/29/2021	(10,850)
S&P 500 Index	2	(861,508)	4,360	10/29/2021	(22,930)
S&P 500 Index	5	(2,153,770)	4,435	10/29/2021	(76,575)
S&P 500 Index	1	(430,754)	4,450	10/29/2021	(16,275)

Total options written (premium received $736,093)					$(987,180)

At September 30, 2021, the Fund had securities pledged in the amount of $15,009,855 to cover collateral requirements for options written.

The following is a summary, categorized by Level (See Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3*	Total
Investments:
U.S. Government Agency Securities	$—	$25,799,337	$—	$25,799,337
U.S. Treasury Obligations	—	8,213,894	—	8,213,894
Rights(a)	—	—	—	—
Short-Term Investments	—	5,964,398	—	5,964,398
Total Long Positions	$—	$39,977,629	$—	$39,977,629

(a)   The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

See Notes to Sehedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont’d)

*   The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Rights(a)
Assets:
Investments in Securities:
Beginning Balance as of January 1, 2021	$13
Transfers into Level 3	–
Transfers out of Level 3	–
Accrued discounts/(premiums)	–
Realized gain/(loss)	–
Change in unrealized appreciation/(depreciation)	(13)
Purchases	–
Sales	–
Balance as of September 30, 2021	$–
Net change in unrealized appreciation/(depreciation) on investments still held as of September 30, 2021	$(13)

(a)	As of the period ended September 30, 2021, these investments were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by level (See Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of September 30, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(987,180)	$—	$—	$(987,180)

^ A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

September 30, 2021

Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Advisers Management Trust U.S. Equity Index PutWrite Strategy Portfolio (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in equity securities, exchange traded options written and rights for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and other market information which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (cont’d)

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with readily determinable fair value are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs). If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust's Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.